Retirement benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Retirement benefits
27. Retirement benefits
UK
Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out
and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out
offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling $43m (£31m) at 31 December 2020 (see note 17) is currently held as security on behalf of the remaining members.
US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan (‘the Plan’), which involved certain qualifying members receiving lump-sum
cash-out
payments of $20m with the remaining pension obligations subject to a buy-out
by Banner Life Insurance Company (‘Banner’), a subsidiary of Legal & General America, through the purchase of a group annuity contract for $124m. Banner assumed responsibility for the payment of the Plan’s pension obligations on 12 June 2018. A further amount of $6m was transferred to the Pension Benefit Guaranty Corporation in respect of members who it had not been possible to trace. The transactions were funded using the assets of the Plan and a final Group contribution of $12m, $1.5m of which was subsequently returned to the Group as a
‘mistake-in-fact’
contribution refund. The net pension settlement cost of $15m was recorded as an exceptional item in 2018.
The Group continues to maintain the unfunded Inter-Continental Hotels Non-qualified Pension Plans (‘US plans’) and unfunded InterContinental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (‘US post-retirement plan’), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Group employees and assisted by professional advisers as and when required, has responsibility for oversight of the plans.
Other
The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
At 1 January	96	91	250	—	—	(152)	96	91	98

Recognised in profit or loss

Interest expense/(income)	3	3	6	—	—	(2)	3	3	4

Exceptional item: settlement loss	—	—	14	—	—	1	—	—	15

	3	3	20	—	—	(1)	3	3	19

Recognised in other comprehensive income

Actuarial loss/(gain) arising from changes in:
Demographic assumptions	(3)	(1)	—	—	—	—	(3)	(1)	—

Financial assumptions	10	9	(14)	—	—	—	10	9	(14)

Experience adjustments	1	(1)	(3)	—	—	—	1	(1)	(3)

Return on plan assets	—	—	—	—	—	8	—	—	8

Re-measurement loss/(gain)	8	7	(17)	—	—	8	8	7	(9)

Exchange adjustments	2	1	(1)	—	—	—	2	1	(1)

	10	8	(18)	—	—	8	10	8	(10)

Other

Group contributions	—	—	—	(6)	(6)	(16)	(6)	(6)	(16)

Benefits paid	(6)	(6)	(11)	6	6	11	—	—	—

Settlement payments	—	—	(150)	—	—	150	—	—	—

	(6)	(6)	(161)	—	—	145	(6)	(6)	(16)

At 31 December	103	96	91	—	—	—	103	96	91

Comprising:

UK unfunded plan	31	26	24	—	—	—	31	26	24

US unfunded plans	50	48	45	—	—	—	50	48	45

US unfunded post-retirement plans	22	22	22	—	—	—	22	22	22

	103	96	91	—	—	—	103	96	91

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Movement in asset restriction

At 1 January	—	—	—	—	—	3	—	—	3

Recognised in other comprehensive income	—	—	—	—	—	(3)	—	—	(3)

At 31 December	—	—	—	—	—	—	—	—	—

For the year ended 31 December 2018, the total amount of
re-measurement
gains and losses recorded in other comprehensive income, including the movement in the asset restriction, was a gain of $12m.

Assumptions
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2020%	2019%	2018%
UK plan only:

Pension increases	3.0	2.7	3.2

Inflation rate	3.0	2.7	3.2

Discount rate:

UK plan	1.4	2.1	3.0

US plans	1.9	2.9	3.9

US post-retirement plan	2.0	2.9	4.0

US healthcare cost trend rate assumed for the next year:

Pre-65 (ultimate rate reached in 2029)	6.4	6.7	7.1

Post-65 (ultimate rate reached in 2029)	6.8	7.1	7.6

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2019 model and a 1.25% per annum long-term trend and a smoothing parameter
(‘s-kappa’)
of 7.5 with weightings of 95% and 82% for pensioners and 98% and 81% for non-pensioners,
male and female respectively. In the US, the current assumptions use rates from the
Pri-2012
Mortality Study and Generationally Projected with Scale
MP-2020
mortality tables.
The assumptions used for life expectancy at retirement age are as follows:

		UK			US
		2020 Years	2019 Years	2018 Years	2020 Years	2019 Years	2018 Years
Current pensioners at 65 a	– male	24	24	24	22	21	21

	– female	26	26	26	23	23	23

Future pensioners at 65 b	– male	25	25	25	23	22	22

	– female	28	28	28	24	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2040.
The assumptions allow for expected increases in longevity.
Sensitivities
Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the Group income statement and the Group statement of financial position. The key assumptions are the discount rate, the rate of inflation, the assumed mortality rate and the healthcare costs trend rate. The sensitivity analysis below relates to the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		Increase/(decrease) in liabilities $m
Discount rate	0.25% decrease	3.2

	0.25% increase	(3.2)

Inflation rate	0.25% decrease	(1.4)

	0.25% increase	1.4

Mortality rate	One-year increase	5.7

Healthcare costs trend rate	1% decrease	(1.6)

	1% increase	1.7

Future payments
Group payments are expected to be $6m in 2021. The estimated future benefit payments are:

	2020	2019
	$m	$m
Within one year	6	6

Between one and five years	22	22

More than five years	101	107

	129	135

Average duration
The average duration of the pensions obligations is:

	2020	2019
	Years	Years
UK plan	19.0	18.0

US plans	9.3	9.3

US post-retirement plan	9.9	9.8